UBS Cash Reserves Fund
Prospectus
August 28, 2007

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS Financial Services Inc. ACCESSSM program, but only if UBS Global Asset Management (Americas) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Cash Reserves Fund

Contents

The fund
What every investor should know about the fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	4
More about risks and investment strategies	5

Your investment
Information for managing your fund account
Managing your fund account	7
—Buying shares
—Selling shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	10
Dividends and taxes	11
Disclosure of portfolio holdings	13
Financial highlights	14
Where to learn more about the fund	Back cover

Please find the UBS family of funds privacy notice on the inside of the back cover of this prospectus.

The fund is not a complete or balanced investment program.

UBS Global Asset Management

UBS Cash Reserves Fund

Investment objective, strategies and risks

Fund objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

• Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor

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guaranteed by the US Treasury and are riskier than those that are.

• Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

• Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in “More about risks and investment strategies.”

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UBS Cash Reserves Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2001 is the fund’s first full calender year of operations)

Total return January 1 to June 30, 2007—2.42%
Best quarter during years shown: 1st quarter, 2001—1.35%
Worst quarter during years shown:1st quarter, 2004—0.16%

Average annual total returns
(for the periods ended December 31, 2006)

(2/14/00)
(inception date)

One year	4.67%
Five years	2.13%
Life of fund	2.90%

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Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses  (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):

Management fees	0.33%
Distribution and/or service (12b-1) Fees	None
Other expenses*	0.22%

Total annual fund operating expenses	0.55%

Management fee waiver**	0.05%

Net expenses**	0.50%

*	Includes the fund’s share of the fees and expenses of any other fund in which the fund invested. These fees and expenses were less than 0.01% of the average net assets of the fund.
**	The fund and UBS Global AM have entered into a written fee waiver agreement pursurant to which UBS Global AM is contractually obligated to waive 0.05% of its management fees through August 31, 2008.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the levels shown in the table above, except for the period when the fund’s expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$51	$171	$302	$684

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More about risks and investment strategies

Principal risks
The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk.  Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk.   Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk.  Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

Interest rate risk.  The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also, the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are

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falling, the fund’s income generally will tend to fall more slowly.

Additional risk

Structured security risk.  The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

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Managing your fund account

Buying shares
The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”). The types of eligible benefit plans that are permitted to buy fund shares are described below. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESSSM program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs.

Buying shares automatically
The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM (US) nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject any purchase order and to suspend the offering of fund shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other

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UBS Cash Reserves Fund

person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

Benefit plans eligible to buy fund shares
Eligible benefit plans that may buy fund shares include:

• individual retirement accounts (e.g., traditional, rollover and “SIMPLE” IRAs);

• simplified employee pension plans;

• cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

• profit sharing plans;

• money purchase plans;

• defined benefit plans;

• target benefit plans;

• church plans;

• government plans; and

• self-employed plans (i.e., “Keoghs”).

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans. Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling shares
Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Additional information about your account
Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each

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person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing
Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund’s board of trustees (“board”)has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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UBS Cash Reserves Fund

Management

Investment advisor
UBS Global AM is the fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory fees
The fund has agreed to pay advisory and administration fees to UBS Global AM at an annual contract rate of 0.33% of the fund’s average daily net assets. Fee waivers/expense reimbursements effectively reduced this rate. A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract with UBS Global AM is available in the fund’s semiannual report to shareholders for the fiscal period ended October 31, 2006.

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Dividends and taxes

Dividends
The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes
Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

• reaches age 59½;

• becomes permanently disabled; or

• for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70½ may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

• if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer

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  identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

• if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

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Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

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Financial highlights

The following financial highlights table is intended to help you understand the fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, “total investment return” represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Annual Report to Shareholders. The Annual Report may be obtained without charge by calling toll free 1-800-647 1568.

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Financial highlights (concluded)

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.048	0.034	0.014	0.007	0.012

Dividends from net investment income	(0.048)	(0.034)	(0.014)	(0.007)	(0.012)
Distributions from net realized gains from investment activities	—	—	(0.000)[1]	(0.001)	(0.000)[1]

Total dividends and distributions	(0.048)	(0.034)	(0.014)	(0.008)	(0.012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	4.91%	3.49%	1.44%	0.70%	1.25%

Ratios/supplemental data:
Net assets, end of year (000’s)	$458,710	$469,376	$324,223	$239,135	$235,863
Expenses to average net assets, net of fee waivers and expense reimbursements by advisor	0.49%	0.47%	0.47%	0.47%	0.47%
Expenses to average net assets, before fee waivers and expense reimbursements by advisor	0.55%	0.60%	0.65%	0.72%	0.66%
Net investment income to average net assets	4.81%	3.50%	1.47%	0.65%	1.25%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

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Privacy notice
This privacy notice is not a part of the prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed, advised or sub-advised by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the prospectus.

If you want more information about the fund, the following documents are available free upon request:

Annual/semiannual reports
Additional information about the fund’s investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC 0330. You can get copies of reports and information about the fund:		UBS Cash Reserves Fund Prospectus August 28, 2007

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

UBS Money Series—UBS Cash Reserves Fund Investment Company Act File No. 811-08767 ©2007 UBS Global Asset Management (Americas) Inc. All rights reserved. I-449

UBS Liquid Assets Fund
Prospectus

August 28, 2007

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS Financial Services Inc. investment programs and that have arrangements with UBS Global Asset Management (Americas) Inc. or an affiliate to serve as investment manager for the client or investment program.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Liquid Assets Fund

Contents

The fund
What every investor should know about the fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	4
More about risks and investment strategies	6

Your investment
Information for managing your fund account
Managing your fund account	8
—Buying shares
—Selling shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the fund
Management	12
Dividends and taxes	14
Disclosure of portfolio holdings	16
Financial highlights	17
Where to learn more about the fund	Back cover

Please find the UBS family of funds privacy notice on the inside of the back cover of this prospectus.

The fund is not a complete or balanced investment program.

UBS Global Asset Management

UBS Liquid Assets Fund

Investment objective, strategies and risks
Fund objective
To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the fund’s investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

• Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•  Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress,

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UBS Liquid Assets Fund

may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in “More about risks and investment strategies.”

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Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007—2.61%
Best quarter during years shown: 1st quarter, 2001—1.42%
Worst quarter during years shown: 1st quarter, 2004—0.23%

Average annual total returns
(for the periods ended December 31, 2006)
(2/14/00)
(inception date)

One year	5.01%
Five years	2.44%
Life of fund	3.21%

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UBS Liquid Assets Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases
(as a % of offering price)	None
Maximum deferred sales charge (load)
(as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):

Management fees*	0.07%
Distribution and/or service (12b-1) fees	None
Other expenses**	0.14%

Total annual fund operating expenses*	0.21%

*	The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund’s portfolio, which are included in “Management fees” above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM’s direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See “Management.” UBS Global AM has decided to waive its entire management fees (0.07%) from the fund so that the effective total fund operating expenses are expected to be 0.14%. UBS Global AM may terminate this voluntary waiver at any time in the future.

**	Includes the fund’s share of the fees and expenses of any other fund in which the fund invested. These fees and expenses were less than 0.01% of the average net assets of the fund.

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Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at their current expense levels. The example does not reflect the effect of the voluntary management fee waiver described in the footnote to the “Expenses and fee tables” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$22	$68	$118	$268

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UBS Liquid Assets Fund

More about risks and investment strategies
Principal risks
The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. The fund may invest in securities in any of these categories. The fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund’s investments will fall. Also,

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the fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund’s income generally will tend to fall more slowly.

Additional risk

Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund’s investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

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UBS Liquid Assets Fund

Managing your fund account

Buying shares
The fund offers its shares primarily to eligible benefit plans, including individual retirement accounts, through brokerage accounts established as eligible benefit plan sweep accounts at UBS Financial Services Inc. or certain other financial services firms. The types of eligible benefit plans that are permitted to buy fund shares are described below. The list below is not exhaustive, and the fund reserves the right to offer its shares to other similar types of eligible benefit plans. You can open an eligible benefit plan sweep account by contacting your Financial Advisor.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include, but are not limited to:

• UBS Financial Services Inc. ACCESSSM;

• UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;

• UBS Financial Services Inc. Portfolio Management Program (PMP);

• UBS Financial Services Inc. SELECTIONSSM; and

• Private Wealth SolutionsSM.

The fund may be made available to other programs. (ACCESS and SELECTIONS are servicemarks of UBS Financial Services Inc. Private Wealth Solutions is a servicemark of UBS Global AM.)

The fund is designed primarily for eligible benefit plans that participate in these programs and other similar programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets), and UBS Global AM is subject to certain legal limits on the amount of its management fees from the fund.

Buying shares automatically
The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold

8	UBS Global Asset Management

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in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund’s custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

The fund, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of the fund’s shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to its principal underwriter, UBS Global AM (US), and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM (US) nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

Benefit plans eligible to buy fund shares
Eligible benefit plans that may buy fund shares include:

•	individual retirement accounts (e.g., traditional, rollover and “SIMPLE” IRAs);

•	simplified employee pension plans;

•	cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•	profit sharing plans;

•	money purchase plans;

•	defined benefit plans;

•	target benefit plans;

•	church plans;

•	government plans; and

•	self-employed plans (i.e., “Keoghs”).

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest

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UBS Liquid Assets Fund

assets already held in an eligible benefit plan in the fund without regard to these limitations.

Selling shares
Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

Additional information about your account
Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timing
Frequent purchases and redemptions of fund shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could impact the fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the fund’s board of trustees (“board”) has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

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Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates its net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

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UBS Liquid Assets Fund

Management

Investment advisor
UBS Global AM is the fund’s investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory fees
The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2007, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at an estimated effective annual rate of 0.07% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund’s business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM’s costs include the following: (i) paying the salaries and expenses of the fund’s officers and other personnel engaged in administering the fund’s business; (ii) monitoring financial and shareholder accounting services provided by the fund’s custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund’s registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semiannual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund’s shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm

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that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.

A discussion regarding the basis for the board’s approval of the fund’s Investment Advisory and Administration Contract with UBS Global AM is available in the fund’s semiannual report to shareholders for the fiscal period ended October 31, 2006.

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UBS Liquid Assets Fund

Dividends and taxes

Dividends
The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes
Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

• reaches age 59 1/2;

• becomes permanently disabled; or

• for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

• if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer

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identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

• if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund’s SAI.

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UBS Liquid Assets Fund

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. The fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund’s SAI for a description of the policies and procedures that govern disclosure of the fund’s portfolio holdings.

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Financial highlights

The following financial highlights table is intended to help you understand the fund’s financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, “total investment return” represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the fund’s Annual Report to Shareholders. The Annual Report may be obtained without charge by calling toll free 1-800-647 1568.

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.052	0.038	0.017	0.010	0.015

Dividends from net investment income	(0.052)	(0.038)	(0.017)	(0.010)	(0.015)
Distributions from net realized gains from investment activities	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total dividends and distributions	(0.052)	(0.038)	(0.017)	(0.010)	(0.015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	5.28%	3.82%	1.74%	0.98%	1.56%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$658,031	$428,212	$394,013	$326,684	$338,534
Expenses to average net assets, net of fee waivers by advisor	0.14%	0.16%	0.17%	0.17%	0.16%
Expenses to average net assets, before fee waivers by advisor	0.21%	0.23%	0.26%	0.20%	0.19%
Net investment income to average net assets	5.16%	3.77%	1.72%	0.95%	1.56%

1	Amount of distribution paid is less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

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Privacy notice
This privacy notice is not a part of the prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed, advised or sub-advised by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the prospectus.

If you want more information about the fund, the following documents are available free upon request:	UBS Liquid Assets Fund Prospectus August 28, 2007

Annual/semiannual reports Additional information about the fund’s investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The fund’s SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund’s annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC 0330. You can get copies of reports and other information about the fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free from the EDGAR Database on the SEC’s Internet Web site at: http://www.sec.gov.

UBS Money Series—UBS Liquid Assets Fund
Investment Company Act File No. 811-08767

© 2007 UBS Global Asset Management (Americas) Inc.
All rights reserved.

I–450

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Prospectus

August 28, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Institutional Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Institutional Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Institutional Fund
Investment objective, strategies and risks	13
Performance	14
Expenses and fee tables	15

More about risks and investment strategies	17

Your investment
Information for managing your fund account
Managing your fund account	20
—Buying shares
—Selling shares
—Exchanging shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	30
Dividends and taxes	32
Disclosure of portfolio holdings	34
Financial highlights	35
Appendix A: Additional information regarding purchases and redemptions	A-1
Where to learn more about the funds	Back Cover

Please find the UBS family of funds privacy notice inside the back of this prospectus.

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Government securities risk—There are different types of US government securities with different

UBS Global Asset Management	1

UBS Select Prime Institutional Fund

levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Institutional Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.60%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

*	Performance reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund on August 28, 2007. The fund had offered Financial Intermediary shares; however, Financial Intermediary shares have not been issued and outstanding since 2003 and are no longer offered.

UBS Global Asset Management	3

UBS Select Prime Institutional Fund

Average annual total returns as of December 31, 2006
One year	4.99%
Five years	2.43
Life of fund (inception date 8/10/98)	3.59

4	UBS Global Asset Management

UBS Select Prime Institutional Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)

**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. The management fees for the fund prior to its conversion to a feeder fund of Prime Master Fund were at the identical rate. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.

***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

****	UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	5

UBS Select Prime Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

6	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally

UBS Global Asset Management	7

UBS Select Treasury Institutional Fund

have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.53%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2005: 0.54%

*	Performance reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund on August 28, 2007. The fund had offered Financial Intermediary shares; however, Financial Intermediary shares had not been issued and are no longer offered.

UBS Global Asset Management	9

UBS Select Treasury Institutional Fund

Average annual total returns as of December 31, 2006
One year	4.83%
Life of fund (inception date 3/23/04)	3.14%

10	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)

**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. The management fees for the fund prior to its conversion to a feeder fund of Treasury Master Fund were at the identical rate. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.

***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

****	UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	11

UBS Select Treasury Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

12	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

UBS Global Asset Management	13

UBS Select Tax-Free Institutional Fund

Performance

There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.

14	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its allocated share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)

**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.

***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.

****	UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. The fund will continue to bear an administrative fee at the feeder fund level. As a result, the total annual fund operating expenses will be 0.08% through February 29, 2008.

UBS Global Asset Management	15

UBS Select Tax-Free Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$18	$58

16	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk. UBS Select Prime Institutional Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

UBS Global Asset Management	17

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Additional risk
Political risk. With respect to UBS Select Tax-Free Institutional Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

18	UBS Global Asset Management

As noted above, under normal circumstances, UBS Select Treasury Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Institutional Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Institutional Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Institutional Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

UBS Global Asset Management	19

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: Automated Purchasing Accounts” on page 25 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may buy fund shares directly by calling the funds’ transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally

20	UBS Global Asset Management

be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Institutional Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the funds’ transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global Asset Management	21

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

22	UBS Global Asset Management

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you or your financial inter-mediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date

UBS Global Asset Management	23

will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to

24	UBS Global Asset Management

transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by BMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Tax-Free Institutional Fund received after noon but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time)

UBS Global Asset Management	25

will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders

26	UBS Global Asset Management

received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

UBS Global Asset Management	27

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions

28	UBS Global Asset Management

such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s shares at the master fund’s share price. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund is normally determined four times each business day as of the following:

• 9:00 a.m. (Eastern time);

• noon (Eastern time);

• 2:30 p.m. (Eastern time);

• 5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Institutional Fund is normally determined three times each business day as of the following:

• 9:00 a.m. (Eastern time);

• noon (Eastern time);

• 2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	29

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator to the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administration services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

UBS Global AM received a fee of 0.18% of the average daily net assets of each of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund for its services in the last fiscal year, prior to the conversion of those funds to feeder funds.

30	UBS Global Asset Management

With respect to UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, a discussion regarding the basis for the Board’s approval of the prior Investment Advisory and Administration Contracts with UBS Global AM is available in those funds’ semi-annual report to shareholders for the period ended October 31, 2006.

Master-feeder structure. UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

UBS Global AM is providing an initial investment in the amount of $200 million for Tax-Free Master Fund via an investment in UBS Select Tax-Free Institutional Fund and another feeder fund. UBS Global AM intends to withdraw its initial investment as Tax-Free Master Fund grows through investments by public investors. UBS Global AM expects to have redeemed its entire interest in the fund within a few months of its commencement of operations. For so long as UBS Global AM has a greater than 25% interest in the fund, UBS Americas Inc., its direct parent, may be deemed to be a "control person" of the fund for purposes of the Investment Company Act of 1940, as amended. UBS Global AM, a wholly-owned indirect subsidiary of UBS AG, is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019 and at One North Wacker Drive, Chicago, IL 60606.

UBS Global Asset Management	31

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

Taxes
The dividends that you receive from UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Institutional Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Institutional

32	UBS Global Asset Management

Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Institutional Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Institutional Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Institutional Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions of short-term capital gains and interest income made by each fund to non-residents are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	33

Disclosure of portfolio holdings

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-888-547 FUND. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

34	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the UBS Select Prime Institutional Fund for the past 5 years and for the UBS Select Treasury Institutional Fund since it commenced operations on March 23, 2004. These are the financial highlights of those funds prior to their conversion to feeder funds on August 28, 2007.

No financial highlights are shown for UBS Select Tax-Free Institutional Fund, which had not commenced operations before the date of this prospectus.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	35

UBS Select Prime Institutional Fund

Financial highlights (continued)

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.051	0.037	0.017	0.010	0.015

Dividends from net investment income	(0.051)	(0.037)	(0.017)	(0.010)	(0.015)
Distributions from net realized gains from investment activities	—	—	(0.000)[2]	—	(0.000)[2]

Total dividends and distributions	(0.051)	(0.037)	(0.017)	(0.010)	(0.015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[1]	5.25%	3.81%	1.72%	0.98%	1.56%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$9,272,239	$6,698,203	$5,934,079	$7,491,646	$6,335,525
Expenses to average net assets, net of fee waivers by advisor	0.18%	0.18%	0.18%	0.18%	0.17%
Expenses to average net assets, before fee waivers by advisor	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income to average net assets	5.14%	3.76%	1.68%	0.97%	1.54%

1	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

2	Amount of distribution paid represents less than $0.00005 per share.

36	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Financial highlights (continued)

	For the years ended April 30,			For the period March 23, 2004[1] to April 30, 2004

	2007	2006	2005

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.050	0.036	0.016	0.001

Dividends from net investment income	(0.050)	(0.036)	(0.016)	(0.001)
Distributions from net realized gains from investment activities	(0.000)[2]	—	—	—

Total dividends and distributions	(0.050)	(0.036)	(0.016)	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	5.11%	3.65%	1.61%	0.08%

Ratios/supplemental data:
Net assets, end of period (000’s).	$951,408	$580,162	$461,046	$385,536
Expenses to average net assets	0.18%	0.18%	0.18%	0.18%[4]
Net investment income to average net assets	5.02%	3.59%	1.63%	0.78%[4]

1	Commencement of operations.

2	Amount of distribution paid represents less than $0.0005 per share.

3	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

4	Annualized.

UBS Global Asset Management	37

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. Eastern time) on those days that the BMA has recommended that the bond markets close early. Those days remaining through 2008 are also listed below.

Holidays (observed)	Early close (3:00 p.m., eastern time)

Labor Day (September 3, 2007)	Friday, August 31, 2007
Columbus Day (October 8, 2007)	Friday, October 5, 2007
Veterans Day (November 12, 2007)	Friday, November 9, 2007
Thanksgiving (November 22, 2007)	Wednesday, November 21, 2007 & Friday, November 23, 2007
Christmas (December 25, 2007)	Monday, December 24, 2007
New Year’s Day (January 1, 2008)	Monday, December 31, 2007
Martin Luther King Day (January 21, 2008)	Friday, January 18, 2008
Presidents’ Day (February 18, 2008)	Friday, February 15, 2008
Good Friday (March 21, 2008)	Thursday, March 20, 2008
Memorial Day (May 26, 2008)	Friday, May 23, 2008
Independence Day (July 4, 2008)	Thursday, July 3, 2008
Labor Day (September 1, 2008)	Friday, August 29, 2008
Columbus Day (October 13, 2008)	Friday, October 10, 2008
Veterans Day (November 11, 2008)	Monday, November 10, 2008
Thanksgiving Day (November 27, 2008)	Wednesday, November 26, 2008 & Friday, November 28, 2008
Christmas (December 25, 2008)	Wednesday, December 24, 2008

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

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Privacy notice
This privacy notice is not a part of the Prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the Prospectus.

Ticker symbols:
UBS Select Prime Institutional Fund	SELXX
UBS Select Treasury Institutional Fund	SETXX
UBS Select Tax-Free Institutional Fund	STFXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports
Additional information about the investments of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund is available in the annual and semiannual reports to shareholders for those funds. Because UBS Select Tax-Free Institutional Fund had not commenced operations as of the date of this prospectus, no annual or semiannual reports are available for that fund.

Statement of additional information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about the funds including shareholder reports for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, and the SAI for each of the funds, at the Public Reference Room of the Securities and Exchange Commission. Because UBS Select Tax-Free Institutional Fund had not commenced operations as of the date of this prospectus, no annual or semiannual reports are available for that fund. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC 0330. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Institutional Fund
—UBS Select Treasury Institutional Fund
—UBS Select Tax-Free Institutional Fund
Investment Company Act File No. 811-08767

©2007 UBS Global Asset Management (US) Inc.
All rights reserved.
S304
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund Prospectus August 28, 2007

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Prospectus

August 28, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Preferred Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Preferred Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Preferred Fund
Investment objective, strategies and risks	13
Performance	14
Expenses and fee tables	15

More about risks and investment strategies	17

Your investment
Information for managing your fund account
Managing your fund account	20
—Buying shares
—Selling shares
—Exchanging shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	30
Dividends and taxes	32
Disclosure of portfolio holdings	34
Financial highlights	35
Appendix A: Additional information regarding purchases and redemptions	A-1
Where to learn more about the funds	Back cover

Please find the UBS family of funds privacy notice inside the back of this Prospectus.

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the

UBS Global Asset Management	1

UBS Select Prime Preferred Fund

US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have substantially similar performance because UBS Select Prime Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Prime Institutional Fund has varied from year to year. The bar chart does not reflect the lower expenses of the fund which will result from the fee waiver agreement that will be in effect for at least its first year of operations. If it did, the total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Institutional Fund. The table does not reflect the lower expenses of the fund resulting from the fee waiver agreement. If it did, the total returns shown would be higher.

The past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.60%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

UBS Global Asset Management	3

UBS Select Prime Preferred Fund

Average annual total returns* as of December 31, 2006
One year	4.99%
Five years	2.43%
Life of fund**	3.59%

*	The fund’s performance reflects the performance of UBS Select Prime Institutional Fund as explained above. The performance data does not reflect the lower expenses of the fund resulting from the fee waiver agreement. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Prime Institutional Fund is August 10, 1998.

4	UBS Global Asset Management

UBS Select Prime Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%)

Total annual fund operating expenses	0.14%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2008, do not exceed the fees listed above.

UBS Global Asset Management	5

UBS Select Prime Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

6	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally

UBS Global Asset Management	7

UBS Select Treasury Preferred Fund

have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have substantially similar performance because UBS Select Treasury Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Treasury Institutional Fund has varied from year to year. The bar chart does not reflect the lower expenses of the fund which will result from the fee waiver agreement that will be in effect for at least its first year of operations. If it did, the total returns shown would be higher.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Institutional Fund. The table does not reflect the lower expenses of the fund resulting from the fee waiver agreement. If it did, the total returns shown would be higher.

The past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.53%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2005: 0.54%

UBS Global Asset Management	9

UBS Select Treasury Preferred Fund

Average annual total returns* as of December 31, 2006

One year	4.83%
Life of fund**	3.14%

*	The fund’s performance reflects the performance of UBS Select Treasury Institutional Fund as explained above. The performance data does not reflect the lower expenses of the fund resulting from the fee waiver agreement. If it did, the total returns shown would be higher.
**	The inception date for UBS Select Treasury Institutional Fund is March 23, 2004.

10	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%)

Total annual fund operating expenses	0.14%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2008, do not exceed the fees listed above.

UBS Global Asset Management	11

UBS Select Treasury Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

12	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.
•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

UBS Global Asset Management	13

UBS Select Tax-Free Preferred Fund

Performance

There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.

14	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Expenses and fee tables

Fees and expenses  These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses††	0.14%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2008, do not exceed the fees listed above.
††	UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. The fund will continue to bear an administrative fee at the feeder fund level. As a result, the total annual fund operating expenses will be 0.04% through February 29, 2008.

UBS Global Asset Management	15

UBS Select Tax-Free Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$14	$54

16	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk. UBS Select Prime Preferred Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

Interest rate risk. The value of money market instruments generally can be expected to fall

UBS Global Asset Management	17

when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Additional risk
Political risk. With respect to UBS Select Tax-Free Preferred Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Preferred Fund and UBS Tax-Free Preferred Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest, in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase

18	UBS Global Asset Management

agreements relating to those instruments. UBS Select Treasury Preferred Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Preferred Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Preferred Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

UBS Global Asset Management	19

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: Automated Purchasing Accounts” on page 25 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds’ transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally

20	UBS Global Asset Management

be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3
BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Global AM (US) may waive these minimums under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

UBS Global Asset Management	21

If your fund account balance has fallen below the respective minimum inital investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on

22	UBS Global Asset Management

the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

UBS Global Asset Management	23

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

24	UBS Global Asset Management

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by BMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders

UBS Global Asset Management	25

received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares
 You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime

26	UBS Global Asset Management

Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time)for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

UBS Global Asset Management	27

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

28	UBS Global Asset Management

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s shares at the master fund’s share price. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Preferred Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	29

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

Master-feeder structure. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury

30	UBS Global Asset Management

Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

UBS Global AM is providing an initial investment in the amount of $200 million for Tax-Free Master Fund via an investment in UBS Select Tax-Free Preferred Fund and another feeder fund. UBS Global AM intends to withdraw its initial investment as Tax-Free Master Fund grows through investments by public investors. UBS Global AM expects to have redeemed its entire interest in the fund within a few months of its commencement of operations. For so long as UBS Global AM has a greater than 25% interest in the fund, UBS Americas Inc., its direct parent, may be deemed to be a "control person" of the fund for purposes of the Investment Company Act of 1940, as amended. UBS Global AM, a wholly-owned indirect subsidiary of UBS AG, is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019 and at One North Wacker Drive, Chicago, IL 60606.

UBS Global Asset Management	31

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

Taxes
The dividends that you receive from UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Preferred Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Preferred Fund may be included

32	UBS Global Asset Management

in computing such taxes. The dividends received from UBS Select Tax-Free Preferred Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Preferred Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Preferred Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions of short-term capital gains and interest income made by each fund to non-residents are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	33

Disclosure of portfolio holdings

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

34	UBS Global Asset Management

Financial highlights

Prior to the date of this prospectus, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

UBS Global Asset Management	35

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that the BMA has recommended that the bond markets close early. Those days remaining through 2008 are also listed below.

Early close
Holidays (observed)	(3:00 p.m., eastern time)

Labor Day (September 3, 2007)	Friday, August 31, 2007
Columbus Day (October 8, 2007)	Friday, October 5, 2007
Veterans Day (November 12, 2007)	Friday, November 9, 2007
Thanksgiving (November 22, 2007)	Wednesday, November 21, 2007 & Friday, November 23, 2007
Christmas (December 25, 2007)	Monday, December 24, 2007
New Year’s Day (January 1, 2008)	Monday, December 31, 2007
Martin Luther King Day (January 21, 2008)	Friday, January 18, 2008
Presidents’ Day (February 18, 2008)	Friday, February 15, 2008
Good Friday (March 21, 2008)	Thursday, March 20, 2008
Memorial Day (May 26, 2008)	Friday, May 23, 2008
Independence Day (July 4, 2008)	Thursday, July 3, 2008
Labor Day (September 1, 2008)	Friday, August 29, 2008
Columbus Day (October 13, 2008)	Friday, October 10, 2008
Veterans Day (November 11, 2008)	Monday, November 10, 2008
Thanksgiving Day (November 27, 2008)	Wednesday, November 26, 2008 & Friday, November 28, 2008
Christmas (December 25, 2008)	Wednesday, December 24, 2008

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

UBS Global Asset Management	A-1

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Privacy notice
This privacy notice is not a part of the Prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the Prospectus.

Ticker symbols:
UBS Select Prime Preferred Fund	SPPXX	UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Prospectus August 28, 2007
UBS Select Treasury Preferred Fund	STPXX
UBS Select Tax-Free Preferred Fund	SFPXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports
Additional information about each fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund had not commenced operations.

Statement of additional information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC 0330. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Preferred Fund
—UBS Select Treasury Preferred Fund
—UBS Select Tax-Free Preferred Fund
Investment Company Act File No. 811-08767

©2007 UBS Global Asset Management (US) Inc.
All rights reserved.
S030

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Prospectus

August 28, 2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Investor Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Investor Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Investor Fund
Investment objective, strategies and risks	13
Performance	14
Expenses and fee tables	15

More about risks and investment strategies	17

Your investment
Information for managing your fund account
Managing your fund account	20
—Buying shares
—Selling shares
—Exchanging shares
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	26
Dividends and taxes	28
Disclosure of portfolio holdings	30
Financial highlights	31
Appendix A: Additional information regarding purchases and redemptions	A-1
Where to learn more about the funds	Back cover

Please find the UBS family of funds privacy notice inside the back of this Prospectus.

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the

UBS Global Asset Management	1

UBS Select Prime Investor Fund

US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Investor Fund

Performance

Risk/return bar chart and table
 The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have substantially similar performance because UBS Select Prime Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Prime Institutional Fund has varied from year to year. The bar chart does not reflect the higher expenses of the fund because of its 0.25% shareholder servicing fee. If it did, the total returns shown would be lower by approximately 0.25% each year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Institutional Fund, adjusted to reflect the higher fees and estimated expenses of the fund.

The past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.60%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

UBS Global Asset Management	3

UBS Select Prime Investor Fund

Average annual total returns*
as of December 31, 2006

One year	4.73%
Five years	2.18%
Life of fund**	3.33%

*	The fund’s performance reflects the performance of UBS Select Prime Institutional Fund, as explained above. The historical performance data has been adjusted downward to reflect the higher fees of the fund resulting from its shareholder servicing fee.
**	The inception date for UBS Select Prime Institutional Fund is August 10, 1998.

4	UBS Global Asset Management

UBS Select Prime Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	0.25%
Other expenses***	None

Total annual fund operating expenses†	0.43%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	5

UBS Select Prime Investor Fund

Example
 This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$44	$138	$241	$542

6	UBS Global Asset Management

UBS Select Treasury Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
 The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

UBS Global Asset Management	7

UBS Select Treasury Investor Fund

•	Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk —The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Investor Fund

Performance

Risk/return bar chart and table
 The following bar chart and table give some indication of the risks of an investment in the fund based on the performance of UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund). The fund had not commenced operations prior to the date of this prospectus. However, the fund would have substantially similar performance because UBS Select Treasury Institutional Fund’s performance history also can be attributed to the master fund in which the fund invests.

The bar chart shows how the performance of UBS Select Treasury Institutional Fund has varied from year to year. The bar chart does not reflect the higher expenses of the fund because of its 0.25% shareholder servicing fee. If it did, the total returns shown would be lower by approximately 0.25% each year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Institutional Fund, adjusted to reflect the higher fees and estimated expenses of the fund.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2007: 2.53%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 1st quarter, 2005: 0.54%

UBS Global Asset Management	9

UBS Select Treasury Investor Fund

Average annual total returns*
as of December 31, 2006

One year	4.57%
Life of fund**	2.88%

*	The fund’s performance reflects the performance of UBS Select Treasury Institutional Fund as explained above. The historical performance data has been adjusted downward to reflect the higher fees of the fund resulting from its shareholder servicing fee.
**	The inception date for UBS Select Treasury Institutional Fund is March 23, 2004.

10	UBS Global Asset Management

UBS Select Treasury Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	0.25%
Other expenses***	None

Total annual fund operating expenses†	0.43%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	11

UBS Select Treasury Investor Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$44	$138	$241	$542

12	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the master fund and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

UBS Global Asset Management	13

UBS Select Tax-Free Investor Fund

Performance

There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.

14	UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	0.25%
Other expenses***	None

Total annual fund operating expenses†	0.43%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees are based on estimated fund assets under management of less than $30 billion during the fund’s first fiscal year. Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Expenses are based on estimated amounts for the fund’s first fiscal year and exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
†	UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through February 29, 2008. The fund will continue to bear an administrative fee at the feeder fund level. As a result, the total annual fund operating expenses will be 0.33% through February 29, 2008.

UBS Global Asset Management	15

UBS Select Tax-Free Investor Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years

$44	$138

16	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Foreign investing risk. UBS Select Prime Investor Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Government securities risk. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Banks (“FHLBs”), are neither insured nor guaranteed by the US government.

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Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Additional risk
Political risk. With respect to UBS SelectTax-Free Investor Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Investor Fund’s 80% policy is a “non-fundamental” policy. This means that this

18	UBS Global Asset Management

investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Investor Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Investor Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Investor Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

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Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds’ transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Investor Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed before 2:00 p.m. (Eastern time). UBS Select Tax-Free Investor Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon

20	UBS Global Asset Management

(Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. A fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2007 and for 2008. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $1,000,000. Financial intermediaries may satisfy this minimum requirement if the “street name“ accounts established with the funds on behalf of their clients meet this threshold. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

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If account balances fall below $1,000,000, UBS Global AM (US) reserves the right to reject a purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Investor Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

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The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Investor Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

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The funds may modify or terminate the exchange privilege at any time.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

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Pricing and valuation
The price of fund shares is based on net asset value. The net asset value is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s shares at the master fund’s share price. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Investor Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

Shareholder services fee
Each feeder fund has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.25% of its average net assets.

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Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2007, UBS Global AM had approximately $159 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $753.1 billion in assets under management worldwide as of June 30, 2007. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

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Master-feeder structure. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

UBS Global AM is providing an initial investment in the amount of $200 million for Tax-Free Master Fund via an investment in two other feeder funds. UBS Global AM intends to withdraw its initial investment as Tax-Free Master Fund grows through investments by public investors. UBS Global AM expects to have redeemed its entire interest in the fund within a few months of its commencement of operations. For so long as UBS Global AM has a greater than 25% interest in the fund, UBS Americas Inc., its direct parent, may be deemed to be a “control person” of the fund for purposes of the Investment Company Act of 1940, as amended. UBS Global AM, a wholly-owned indirect subsidiary of UBS AG, is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019 and at One North Wacker Drive, Chicago, IL 60606.

UBS Global Asset Management	27

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

Taxes
The dividends that you receive from UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Investor Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Investor Fund may be included

28	UBS Global Asset Management

in computing such taxes. The dividends received from UBS Select Tax-Free Investor Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Investor Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Investor Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions of short-term capital gains and interest income made by each fund to non-residents are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

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Disclosure of portfolio holdings

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s Web site at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

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Financial highlights

Prior to the date of this prospectus, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

UBS Global Asset Management	31

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by The Bond Market Association (“BMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that the BMA has recommended that the bond markets close early. Those days remaining through 2008 are also listed below.

Holidays (observed)	Early close (3:00 p.m., eastern time)

Labor Day (September 3, 2007)	Friday, August 31, 2007
Columbus Day (October 8, 2007)	Friday, October 5, 2007
Veterans Day (November 12, 2007)	Friday, November 9, 2007
Thanksgiving (November 22, 2007)	Wednesday, November 21, 2007 & Friday, November 23, 2007
Christmas (December 25, 2007)	Monday, December 24, 2007
New Year’s Day (January 1, 2008)	Monday, December 31, 2007
Martin Luther King Day (January 21, 2008)	Friday, January 18, 2008
Presidents’ Day (February 18, 2008)	Friday, February 15, 2008
Good Friday (March 21, 2008)	Thursday, March 20, 2008
Memorial Day (May 26, 2008)	Friday, May 23, 2008
Independence Day (July 4, 2008)	Thursday, July 3, 2008
Labor Day (September 1, 2008)	Friday, August 29, 2008
Columbus Day (October 13, 2008)	Friday, October 10, 2008
Veterans Day (November 11, 2008)	Monday, November 10, 2008
Thanksgiving Day (November 27, 2008)	Wednesday, November 26, 2008 & Friday, November 28, 2008
Christmas (December 25, 2008)	Wednesday, December 24, 2008

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

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Privacy notice
This privacy notice is not a part of the Prospectus.

UBS family of funds privacy notice

This notice describes the privacy policy of the UBS family of funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates, including UBS Financial Services Inc. and UBS AG, for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy notice
This privacy notice is not a part of the Prospectus.

Ticker symbols:
UBS Select Prime Investor Fund	SPIXX
UBS Select Treasury Investor Fund	STRXX
UBS Select Tax-Free Investor Fund	SFRXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports
Additional information about each fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. Prior to the date of this prospectus, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Tax-Free Investor Fund had not commenced operations.

Statement of additional information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. Prior to the date of this prospectus, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Tax-Free Investor Fund had not commenced operations. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC 0330. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

•	Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Investor Fund
—UBS Select Treasury Investor Fund
—UBS Select Tax-Free Investor Fund
Investment Company Act File No. 811-08767

©2007 UBS Global Asset Management (US) Inc.
All rights reserved.
S029
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Prospectus August 28, 2007

UBS Cash Reserves Fund
UBS Liquid Assets Fund
Statement of additional information
August 28, 2007

51 West 52 nd Street
New York, New York 10019-6114

UBS Cash Reserves Fund (“Cash Reserves Fund”) and UBS Liquid Assets Fund (“Liquid Assets Fund”) are diversified series of UBS Money Series (“Trust”), a professionally managed open-end investment company.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the funds’ investment advisor and administrator. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of each fund’s Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund’s Annual Report without charge by calling toll-free 1-800-647 1568.

This SAI is not a Prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 28, 2007. A copy of a fund’s Prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free at 1-800-647 1568. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing. This SAI is dated August 28, 2007.

The funds and their investment policies

Each fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

Each fund’s investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

The funds may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

The funds may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only US dollar denominated obligations of non-US issuers.

Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

The funds’ investments, related risks and limitations

The following supplements the information contained in the Prospectuses and above concerning the funds’ investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this

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SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities.   The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

US government securities.   US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations.   Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities.   Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments.   Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, a fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity.

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A fund’s investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock.   The funds may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

The funds’ investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See “The funds’ investments, related risks and limitations — Investments in other investment companies.”

Variable amount master demand notes.   Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Investing in non-US securities.    Each fund’s investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. A fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.

Credit and liquidity enhancements.    Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at

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designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.

Illiquid securities.   The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by a fund’s board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a ‘safe harbor’ from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund’s portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors each fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

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Repurchase agreements.   Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

Reverse repurchase agreements.   Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and a fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See also “The funds’ investments, related risks and limitations — Segregated accounts.”

Counterparties.   Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.

Operations risk.   Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities.   Each fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

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A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund’s net asset value. A fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also “The funds’ investments, related risks and limitations — Segregated accounts.”

Investments in other investment companies.   Each fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund’s aggregate investments in other investment companies to no more than 10% of its total assets. A fund’s investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund’s liquidity. See also “The funds’ investments, related risks and limitations — Auction rate and remarketed preferred stock.”

Lending of portfolio securities.    Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will retain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund’s interest.

Pursuant to procedures adopted by the board governing each fund’s securities lending program, UBS Securities LLC (“UBS Securities”), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds’ securities lending program.

Segregated accounts.   When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

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Investment limitations of the funds

Fundamental investment limitations.   The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)	Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

(2)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

(3)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: the funds’ investments in master notes and similar instruments will not be considered to be the making of a loan.

(5)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

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(6)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-fundamental investment limitations.   The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)	Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

(4)	Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(5)	Invest more than 10% of its net assets in illiquid securities.

Disclosure of portfolio holdings

Policies and procedures generally.    UBS Global AM and each fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund’s investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other. Each fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to limited exceptions described below, each fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund’s board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and

9

information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of each fund or UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance Departments will periodically review how each fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund’s shareholders.

Board oversight.   Each fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the funds’ chief compliance officer of the portfolio holdings disclosure policies and procedures and the funds’ policies and procedures regarding the misuse of inside information, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund’s board reserve the right to amend a fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund’s board.

Complete portfolio holdings — disclosure to service providers subject to confidentiality and trading restrictions.   UBS Global AM, for legitimate business purposes, may disclose a fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings — disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions.   A fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, a fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel

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retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund’s current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings — arrangements to disclose to Service Providers and Fiduciaries.   As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•	State Street Bank and Trust Company, each fund’s custodian, receives portfolio holdings information daily on a real-time basis.

•	Ernst & Young LLP, each fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semiannual reporting purposes. Ernst & Young LLP also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP.

•	The rating agencies of Morningstar, Standard & Poor’s and Lipper receive portfolio holdings information on a monthly basis so that each fund may be included in each rating agency’s industry reports and other materials. There is a 30-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

•	A limited number of financial printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials. There is at least a three week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•	Institutional Shareholder Services Inc. receives portfolio holdings information daily on a real-time basis in connection with proxy voting and class action claims processing services provided to a fund.

Complete and partial portfolio holdings — disclosure to broker-dealers in the normal course of managing fund assets.   An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be

11

disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings — disclosure as required by applicable law.   Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information.   Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (“recent portfolio changes”) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings.   No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

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Prohibitions on receipt of compensation or other consideration.   The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Organization of the Trust; trustees and officers;
principal holders and management ownership of securities

The Trust was organized on April 29, 1998, as a statutory trust under the laws of Delaware and currently has eleven series offering shares. The Trust has authority to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.

The Trust is governed by a board of trustees, which oversees the funds’ operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as “board member”) and executive officer, his or her name, address and age, the position held with the funds, the length of time served as a trustee or officer of the funds, the trustee’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Interested trustee
Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and SAPPI, Ltd. (producer of paper).

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Independent trustees
Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).	Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Richard R. Burt; 60 Kissinger McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

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Term of
office† and
	Position(s)	length of		Number of portfolios	Other
	held with	time	Principal occupation(s)	in fund complex	directorships
Name, address, and age	Trust	served	during past 5 years	overseen by trustee	held by trustee

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (2001–2007).	Ms. Higgins is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

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Officers

Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Joseph Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global AM (US) and UBS Global AM (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of Global Asset Management (USA) Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2001) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. He has been with UBS Global AM—Americas region since 1999. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global AM—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Michael H. Markowitz**;42	Vice President	Since 1998	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of 6 investment companies (consisting of 34 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region he was assistant general counsel at J.P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy D. Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 33	Vice President	Since 2001	Mr. Sabatino is a director and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of 2 investment companies (consisting of 14 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partners Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Term of office†
	Position(s)	and length of
Name, address, and age	held with Trust	time served	Principal occupation(s) during past 5 years

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 103 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

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Information about trustee ownership of fund shares

Aggregate dollar range of equity
securities in all registered investment
companies overseen by trustee for
	Dollar range of	Dollar range of	which UBS Global AM or an affiliate
	equity securities in	equity securities in	serves as investment advisor,
Trustee	Cash Reserves Fund†	Liquid Assets Fund†	sub-advisor or manager†

Interested trustee

Meyer Feldberg	None	None	Over $100,000

Independent trustees

Richard Q. Armstrong	None	$10,001 – $50,000	Over $100,000

Alan S. Bernikow	None	None	Over $100,000

Richard R. Burt	None	None	Over $100,000

Bernard H. Garil	None	None	Over $100,000

Heather R. Higgins	None	None	Over $100,000

†	Information regarding ownership is as of December 31, 2006.

Committees
The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Alan S. Bernikow is chairperson of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (Chairman), Heather R. Higgins and Bernard H. Garil.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund’s audit; (ii) overseeing a fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund’s independent registered public accounting firm of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund’s qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund’s audit or determining whether a fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds’ fiscal year ended April 30, 2007, the Audit Committee held five meetings.

The Trust’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate

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governance functions as the board may authorize. The Nominating and Corporate Governance Committee met twice during the fiscal year ended April 30, 2007. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among the Independent Trustees. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s résumé or curriculum vitae and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about trustee ownership of securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM
As of December 31, 2006, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

Compensation
Each Independent Trustee receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $95,000 and a $13,000 fee for each regular joint meeting of the boards of those funds (and each in-person special joint meeting of the boards of those funds) actually attended.

Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Trustee receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where that fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Trustees who participate in scheduled telephonic meetings of the board(s) of one or more funds are paid $1,000 for each such meeting actually attended.

The board’s Chairman receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. Independent Trustees who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid $2,000 for each meeting of such Committee actually attended, provided that such meeting is not held in conjunction with a regularly scheduled board meeting. The foregoing fees are allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense is allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense is allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings. Professor Feldberg, an interested person, is compensated by management.

The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.

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Compensation table†
	Aggregate
	compensation from

	Cash	Liquid	Total compensation from
	Reserves	Assets	the trust and the
Name of person, position	Fund*	Fund*	fund complex**

Richard Q. Armstrong, Trustee	$4,197	$4,389	$208,250
Alan S. Bernikow, Trustee	3,898	4,076	154,806
Richard R. Burt, Trustee	3,785	3,950	185,750
Meyer Feldberg, Trustee††	0	0	128,250
Bernard H. Garil, Trustee	3,277	3,428	132,250
Heather R. Higgins, Trustee	3,277	3,428	132,250

†	Only Independent Trustees are compensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor or manager; trustees who are “interested persons,” as defined by the Investment Company Act, do not receive compensation from the funds.

††	Professor Feldberg is an “interested person” of the funds by virtue of his position as senior advisor with Morgan Stanley. As such, Professor Feldberg isnotcompensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor or manager. The compensation amounts listed in the compensation table for Professor Feldberg represent only those amounts paid by other funds within the fund complex for which UBS Global AM does not serve as investment advisor, sub-advisor or manager. Professor Feldberg is compensated by UBS Global AM with respect to his service on the fund’s board.

*	Represents fees paid to each trustee indicated for the fiscal year ended April 30, 2007.

**	Represents fees paid during the calendar year ended December 31, 2006 to each board member by: (a) 16 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, and Garil and Ms. Higgins; and (b) 29 investment companies in the case of Professor Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

Principal holders and management ownership of securities
UBS Financial Services Inc., 1285 Avenue of the Americas, New York, New York 10019-6028, owned of record all of the funds’ shares as of August 16, 2007. None of the persons on whose behalf those shares were held was known by the funds to own beneficially 5% or more of those shares.

As of August 2, 2007, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements.   UBS Global AM acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, “Cash Reserves Contract” and “Liquid Assets Contract”; collectively, “Advisory and Administration Contracts”). During the periods indicated, the funds paid (or accrued) the following investment advisory and

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administration fees to UBS Global AM or UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), the funds’ previous investment advisor:

	Fiscal year ended April 30,

	2007	2006	2005

Cash Reserves Fund	$1,668,164	$1,203,158[1]	$1,004,447
	(of which $230,785	(of which $482,252	(of which $547,758
	was waived and $34,322 was reimbursed)	was waived)	was waived)
Liquid Assets Fund	$410,175	$302,273 [2]	$324,123
	(all of which	(all of which	(all of which
	was waived)	was waived)	was waived)

1	Amount represents $1,075,074 in fees paid to UBS Global AM (US), the fund’s prior investment advisor, from the period May 1, 2005 through March 31, 2006; and $128,084 in fees paid to UBS Global AM from the period April 1, 2006 through April 30, 2006.

2	Amount represents $278,002 in fees paid to UBS Global AM (US), the fund’s prior investment advisor, from the period May 1, 2005 through March 31, 2006; and $24,271 in fees paid to UBS Global AM from the period April 1, 2006 through April 30, 2006.

Under the terms of the Cash Reserves Contract, Cash Reserves Fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.33% of the fund’s average daily net assets. Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following (or the fund’s proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Global AM; (6) all expenses incurred in connection with the trustees’ services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.

Under the terms of the Liquid Assets Contract, UBS Global AM manages the investment operations of Liquid Assets Fund and also administers the fund’s business affairs. In return, Liquid Assets Fund pays UBS Global AM a fee, computed daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM’s direct advisory/administrative costs

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and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as “Direct Expenses.”) UBS Global AM has advised the fund that it expects its Direct Expenses to approximate an annual rate of 0.07% of the average daily net assets of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only Direct Expenses are paid to UBS Global AM or a service provider by the fund.

The Direct Expenses borne by Liquid Assets Fund include the following (or the fund’s proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust’s officers and other personnel engaged in administering the Trust’s business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust’s custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust’s registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (11) expenses incurred on behalf of the fund by UBS Global AM under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund’s shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust’s trustees and officers who are not interested persons of the Trust or UBS Global AM; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust’s other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS Global AM under each Advisory and Administration Contract, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

Under each Advisory and Administration Contract, UBS Global AM shall not be liable for any error of judgment of mistake of law or for any loss suffered by the relevant fund in connection with the

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performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory and Administration Contract terminates automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund’s outstanding voting securities on 60 days’ written notice to UBS Global AM, or by UBS Global AM on 60 days’ written notice to the fund.

Proxy voting policies and procedures.   The board believes that the voting of proxies on securities held by the funds is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM, the fund’s investment advisor. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about the funds’ proxy voting decisions during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, online on the funds’ Web site (www.ubs.com/ubsglobalam-proxy) or on the EDGAR database on the SEC’s Web site (http://www.sec.gov).

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of those companies, to exercise good judgment and practice diligent oversight with the management of those companies. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has prohibited its employees in its sales, marketing and business development groups from having any input into how any proxy proposal is voted. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Principal underwriting arrangements.   UBS Global AM (US) acts as the principal underwriter of each fund’s shares pursuant to a principal underwriting contract with the Trust (“Principal Underwritting Contract”). The Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM (US) may enter into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI,

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UBS Global AM (US) has entered into a Dealer Agreement with UBS Financial Services Inc. UBS Global AM (US) is located at 51 West 52nd Street, New York, New York 10019-6114.

UBS Global AM (US) may also make cash and non-cash payments to broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”) that sell shares of a fund, subject to UBS Global AM (US)’s internal policies and procedures. The source of such payments may come from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM (US). UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services.

Transfer agency related services.   UBS Financial Services Inc. provides transfer agency related services to Cash Reserves Fund pursuant to a delegation of authority from PFPC, Inc. (“PFPC”), the fund’s transfer agent, and is compensated for these services by PFPC, not the fund.

For the year ended April 30, 2007, UBS Financial Services Inc. received from PFPC, not from Cash Reserves Fund, $391,519 of the total transfer agency and related services fees paid by the fund to PFPC.

Securities lending.   During the fiscal year ended April 30, 2007, Cash Reserves Fund and Liquid Assets Fund earned $876 and $0, respectively, for lending securities. Neither Cash Reserves Fund nor Liquid Assets Fund participated in securities lending for the fiscal year ended April 30, 2006. During the fiscal year ended April 30, 2005, Cash Reserves Fund and Liquid Assets Fund earned $212 and $0, respectively, for lending securities. Each fund’s lending agent is UBS Securities LLC. During the fiscal year ended April 30, 2007, Cash Reserves Fund and Liquid Assets Fund paid $294 and $0, respectively, to UBS Securities LLC for its services as securities lending agent. During the fiscal year ended April 30, 2005, Cash Reserves Fund and Liquid Assets Fund paid $67 and $0, respectively, to UBS Securities LLC for its services as securities lending agent.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than

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would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

During the fiscal years ended April 30, 2007, 2006 and 2005, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

As of April 30, 2007, the funds owned securities issued by the following companies which are regular broker-dealers for the fund (or affiliates thereof):

Cash Reserves Fund

Issuer	Type of security	Value

Bank of America Corp.	Commercial paper	$ 2,557,776
Bank of America N.A.	Bank note	7,000,000
Citibank N.A.	Certificate of deposit	8,000,000
Citigroup Funding, Inc.	Short-term corporate obligation	5,001,812
Deutsche Bank AG	Certificate of deposit	5,000,000
Deutsche Bank Securities	Repurchase agreement	35,800,000
Merrill Lynch & Co., Inc.	Short-term corporate obligation	7,855,776
Morgan Stanley	Commercial paper	5,708,560
State Street Bank & Trust Co.	Repurchase agreement	118,000

Liquid Assets Fund

Issuer	Type of security	Value

Bank of America N.A.	Bank note	$ 8,000,000
Citibank N.A.	Certificate of deposit	5,000,000
Citigroup Funding, Inc.	Short-term corporate obligation	7,002,537
Deutsche Bank AG	Certificate of deposit	12,000,000
Deutsche Bank Securities	Repurchase agreement	20,000,000
Merrill Lynch & Co., Inc.	Commercial paper	14,626,625
Morgan Stanley	Commercial paper	6,975,348
Morgan Stanley	Short-term corporate obligation	2,502,019
State Street Bank & Trust Co.	Repurchase agreement	519,000

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Additional purchase and redemption information; financial institutions

Additional purchase information.   Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds’ Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A UBS Financial Services Inc. client who applies to participate in a program described in the applicable fund’s Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS Financial Services Inc. Eligibility of participants is within the discretion of UBS Financial Services Inc. In the event a client of UBS Financial Services Inc. leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs.

Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund’s shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

Additional redemption information.   Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of a fund’s portfolio at the time, although the funds attempt to maintain a constant net asset value of $1.00 per share.

Under normal circumstances, the funds will redeem shares when so requested by a shareholder’s broker-dealer, the shareholder’s Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund’s shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

Financial institutions.   The funds may authorize financial institutions and their delegates or their agents to accept on their behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its delegate or its agent accepts them. Like all customer orders, these orders will be priced based on each fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund’s net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, once each business day at noon, Eastern time. Generally, the net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (“Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security

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as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

The funds’ board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

Taxes

Qualification as a regulated investment company.   Each fund intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on a portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those

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distributions as dividends (that is, ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Taxes on fund distributions.   Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each fund will not typically derive net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these funds investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates. Distributions to foreign investors will generally be subject to US withholding tax at a rate of 30% (or a lower rate under an applicable tax treaty).

Sale of fund shares.   Assuming a fund consistently maintains a stable net asset value of $1.00 per share, you will have no taxable gain or loss on a sale or redemption of fund shares.

Other information

Delaware statutory trust.   Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

Voting rights.   Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

Prior names.   Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the funds’ names were Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series and the funds’ names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.

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Custodian and recordkeeping agent; transfer and dividend agent.   State Street Bank and Trust Company, located at 2 Avenue deLafayette, Boston, MA 02206-5501, serves as custodian and recordkeeping agent for the funds. PFPC Inc., located at 400 Bellevue Parkway, Wilmington, DE 19809, is a subsidiary of PNC Bank, N.A., and serves as the funds’ transfer and dividend disbursing agent.

Counsel.   The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401 serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm.   Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent registered public accounting firm for the funds.

Financial statements

Each fund’s Annual Report to Shareholders for its fiscal year ended April 30, 2007 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated herein by this reference.

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You should rely only on the information contained or referred to in a fund’s Prospectus and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectuses and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

©2007 UBS Global Asset Management (US) Inc.
All rights reserved.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Statement of additional information
August 28, 2007

51 West 52nd Street
New York, New York 10019-6114

The nine funds named above (together, the “funds”) are diversified series of UBS Money Series (the “Trust”), a professionally managed open-end investment company. Each fund is a “feeder fund” that invests all of its assets in a corresponding master fund (each a “master fund”) with the same objective as the fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is the investment advisor and administrator for the master funds and the administrator for the feeder funds. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as principal underwriter for the funds. UBS Global AM and UBS Global AM (US) are indirect wholly owned subsidiaries of UBS AG.

Portions of the Annual Report to Shareholders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund are incorporated by reference into this Statement of Additional Information (“SAI”). (Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as “UBS Select Money Market Fund” and UBS Select Treasury Institutional Fund was known as “UBS Select Treasury Fund”). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-547 FUND.

This SAI is not a prospectus and should be read only in conjunction with the respective fund’s current prospectus, dated August 28, 2007. A copy of a prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. The prospectus also contains more complete information about the relevant fund. You should read it carefully before investing. This SAI is dated August 28, 2007.

The funds and their investment policies

Each fund’s investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

Each fund invests in securities through an underlying master fund. Each fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to a fund include its corresponding master fund.

Each fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Each fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are “First Tier Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). First Tier Securities include US government securities, repurchase agreements related to US government securities, and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“rating agencies”), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund.  Each fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Each fund’s investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and non-US corporations, partnerships, trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.

Each fund may invest in obligations (including certificates of deposit, bankers’ acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund’s investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. Each fund may purchase only US dollar denominated obligations of non-US issuers.

Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

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UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund and UBS Select Treasury Investor Fund.  Each fund’s investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. Under normal circumstances, each fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. Each fund may also invest in the securities of other investment companies that invest in these instruments. Each fund’s 80% policy, as described above, is a “non-fundamental” policy. This means that this investment policy may be changed by each fund’s board without shareholder approval. However, each fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations — Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund.  Each fund’s investment objective is to earn maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital. Under normal circumstances, each fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Each fund invests primarily in money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax (“municipal securities”). Each fund also may purchase participation interests in municipal securities. Participation interests are pro rata interests in securities held by others. The 80% policy adopted by each fund is a “fundamental” investment policy, and each fund may not deviate from its 80% policy without the approval of its shareholders.

Under normal circumstances, each fund may invest only up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax (“AMT”).

Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that each fund may invest up to 25% of its total assets in First Tier Securities (defined above) of a single issuer for a period of up to three business days. Each fund may invest up to 10% of its net assets in illiquid securities. Each fund may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce each fund’s net income. See “The funds’ investments, related risks and limitations—Investment limitations of the funds” for more information regarding borrowing. Each fund may invest in the securities of other investment companies.

The funds’ investments, related risks and limitations

The following supplements the information contained in the relevant fund’s prospectus and above concerning each fund’s investments, related risks and limitations. Except as otherwise indicated in the prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be

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developed. The funds, through their corresponding master funds, may invest in these instruments to the extent consistent with their investment objectives.

Yields and credit ratings of money market instruments; First Tier Securities.  The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subsequent to its purchase, an issue may cease to be rated or its rating may be reduced. If a security in a fund’s portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund’s board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

US government securities.  US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, that are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

Commercial paper and other short-term obligations.  UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. Each of UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission (“SEC”). Descriptions of certain types of short-term obligations are provided below.

Asset-backed securities.  UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Variable and floating rate securities and demand instruments.  UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different

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adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund’s investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements.”

Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

Auction rate and remarketed preferred stock.  UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may purchase certain types of auction rate preferred stock (“ARPS”) and/or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

An investment in ARPS and RPS issued by closed-end funds also is subject to limitations that generally prohibit the fund from investing more than 10% of its assets in securities of other investment companies. See “The fund’s investments, related risks and limitations — Investments in other investment companies.”

Variable amount master demand notes. UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

Funding agreements and guaranteed investment contracts.  UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or one or more segregated asset accounts of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund

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expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund’s limitation on investments in illiquid securities. See “The funds’ investments, related risks and limitations — Credit and liquidity enhancements” and — “Illiquid securities.”

Investing in non-US securities.  Investments by UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund’s investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund’s investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.

Credit and liquidity enhancements.  Each fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

Illiquid securities.  The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by a fund’s board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

Restricted securities are not registered under the Securities Act of 1933, as amended (“Securities Act”), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. These markets include automated systems

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for the trading, clearance and settlement of unregistered securities of US and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund’s portfolio and reports periodically on such decisions to the board.

UBS Global AM also monitors each fund’s overall holdings of illiquid securities. If a fund’s holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund’s holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

Repurchase agreements.  Each fund may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special tri-party custodian or sub-custodian that maintains separate accounts for both a fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimal credit risks.

Reverse repurchase agreements.  Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may

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receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See “The funds’ investments, related risks and limitations — Segregated accounts.”

Counterparties.  A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM and/or its affiliates, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.

Operations risk.  Each fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.

When-issued and delayed delivery securities. Each fund may purchase securities on a “when-issued” basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund’s incurring a loss or missing an opportunity to make an alternative investment.

A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund’s net asset value. A fund’s when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See “The funds’ investments, related risks and limitations — Segregated accounts.”

Investments in other investment companies. Each fund may invest in securities of other investment companies subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund’s aggregate investments in other investment companies to no more than 10% of its total assets. However, the feeder funds intend to rely on Section 12(d)(1)(E) of the Investment Company Act, which allows a fund to invest substantially all of its assets in the securities of other investment companies (i.e., the master fund) without regard to the 10% limitation.

Lending of portfolio securities.  Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund’s portfolio securities must maintain acceptable collateral with the fund’s custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund’s interest.

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Pursuant to procedures adopted by the board governing each fund’s securities lending program, UBS Securities LLC (“UBS Securities”), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds’ securities lending programs.

Segregated accounts.  When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

Types of municipal securities.  UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund may invest in a variety of municipal securities, as described below:

Municipal bonds.  Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer’s counsel. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term “municipal bonds” also includes “moral obligation” issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied “moral obligation” of a related government unit is pledged to the payment of the debt service but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

Municipal lease obligations.  Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund generally invest in municipal lease obligations through certificates of participation.

Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, they ordinarily are backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee’s use or occupancy of such property. This “abatement risk” may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

Certain municipal lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, a fund’s ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

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Industrial development bonds (“IDBs”) and private activity bonds (“PABs”).  IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer’s counsel. IDBs and PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent a fund invests in PABs, shareholders generally will be required to treat a portion of their exempt-interest dividends from that fund as a “Tax Preference Item.” See “Taxes” below. Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund may invest more than 25% of its assets in IDBs and PABs.

Participation interests.  Participation interests are interests in municipal bonds, including IDBs, PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

A participation interest gives a fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under “The funds’ investments, related risks and limitations—credit and liquidity enhancements,” to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, that payment may be subject to the financial institution’s ability to satisfy that commitment. UBS Global AM will monitor the pricing, quality and liquidity of the participation interests held by a fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting those participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

Put bonds.  A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond’s maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If a fund holds a bond subject to a “one time only” put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If a bond has a series of puts after the first put, it will be held as long as, in the judgment of UBS Global AM, it is in the fund’s best interest to do so. There is no assurance that the issuer of a put bond acquired by a fund will be able to repurchase the bond on the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

Tender option bonds.  Tender option bonds are long-term municipal securities sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the “tender option”). Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund may invest in bonds with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

Tax-exempt commercial paper and short-term municipal notes.  Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are

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issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Mortgage subsidy bonds.  Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and “moral obligation” bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of these bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

Stand-by commitments.  Each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

A fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. A fund’s right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by a fund, although a fund may sell the underlying securities to a third party at any time. A fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by a fund will be valued at zero in determining net asset value. Whether a fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the fund holds the commitment.

Temporary and defensive instruments. When UBS Global AM believes that there is an insufficient supply of the type of municipal securities in which UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund or UBS Select Tax-Free Investor Fund primarily invests, or during other unusual market conditions, those funds may temporarily invest all or any portion of their net assets in other types of municipal securities. In addition, when UBS Global AM believes that there is an insufficient supply of any type of municipal securities or that other circumstances warrant a defensive posture, each fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent a fund holds cash, such cash would not earn income and would reduce the fund’s yield.

Master-feeder structure.  Unlike other funds which directly acquire and manage their own portfolio securities, each fund seeks to achieve its objective by investing substantially all of its assets in a corresponding master fund, a separate registered open-end investment company with the same objective as the fund. Therefore, a shareholder’s interest in the master fund’s securities is indirect. In addition to selling beneficial interests to the funds, a master fund may sell beneficial interests to other mutual funds. Such other funds will invest in the master fund on the same terms and conditions and will pay a proportionate share of the master fund’s expenses. However, the other funds investing in the master fund may have different operating expenses. Therefore, shareholders should be aware that these differences might result in differences in returns experienced by investors in different mutual funds that invest in the corresponding master funds. Such differences in return are also present in other mutual fund structures. Information concerning other holders of interest in the master funds is available by contacting UBS Global AM at 1-888-547 FUND.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

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Small funds investing in a corresponding master fund may be materially affected by the actions of larger funds invested in the master fund. Funds with a greater pro rata ownership in the master fund could have effective voting control of the operation of the master fund. Whenever the trust under which the master funds are organized is requested to vote in matters pertaining to a master fund, the trust will, except as permitted by the SEC, submit matters to its feeder funds for a vote. The master fund will cast its votes in the same proportion as the feeder funds who vote as shareholders of the master fund. A feeder fund asked to vote on matters pertaining to its corresponding master fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law.

Certain changes in a master fund’s objectives, policies or restrictions may require a feeder fund to withdraw its interest in the master fund. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the master fund). If securities are distributed, a fund could incur tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

A fund may withdraw its investment in a corresponding master fund at any time, if the board determines that it is in the best interests of the shareholders of the fund to do so. Upon any such withdrawal, the board would consider what action might be taken, including the investment of all the assets of the fund in another pooled investment entity having the same objective as the fund or the retention of an investment advisor to manage the fund’s assets in accordance with the investment policies described elsewhere herein.

Investment limitations of the funds

Fundamental investment limitations. The following investment limitations, which apply to the funds and their corresponding master funds, cannot be changed with respect to a fund or master fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

Each fund will not:

(1)	Purchase securities of any one issuer if, as a result, more than 5% of the fund’s total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage-and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

With respect to UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund, the following interpretation applies to, but is not a part of, this fundamental restriction: Each state, territory and possession of the United States (including the District of Columbia

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and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an IDB or PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

(2)	Purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers’ acceptances of domestic branches of US banks.

The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

(3)	Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)	Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: Investments by UBS Select Prime Institutional Fund, UBS Select Prime Preferred Fund and UBS Select Prime Investor Fund in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

(5)	Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund each invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes)

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in investments the income from which is exempt from federal income tax. Each such 80% investment policy may not be changed without the approval of the fund’s shareholders.

Non-fundamental investment limitations. The following investment restrictions, which apply to the funds and their corresponding master funds, are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

Each fund will not:

(1)	purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	engage in short sales of securities or maintain a short position, except that the fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

(4)	invest more than 10% of its net assets in illiquid securities.

Disclosure of portfolio holdings

The funds will hold beneficial interests in the master funds for so long as they continue to participate in the master-feeder arrangement. During that time, the portfolio holdings disclosure policies and procedures of the funds will apply to the master funds, which hold portfolio securities directly.

Policies and procedures generally. UBS Global AM and each fund’s board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of a fund. UBS Global AM and each fund’s chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of a fund’s investment advisor, distributor, or any affiliated person of a fund, its investment advisor, or its distributor, on the other. Each fund’s disclosure policy with respect to the release of portfolio holdings information is to release only such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to limited exceptions described below, each fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been available to all shareholders or the general public in a manner consistent with the spirit and terms of this policy.

After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and each fund’s board determined that each fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

UBS Global AM’s procedures require that UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of a fund’s portfolio holdings is for a legitimate business purpose and in the best interests of the fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of

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each fund or UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance Departments will periodically review how each fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund’s shareholders.

Board oversight.  Each fund’s board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement by the fund’s chief compliance officer of the portfolio holdings disclosure policies and procedures, and the fund’s policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and each fund’s board reserve the right to amend a fund’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time subject to the approval of each fund’s board.

Complete portfolio holdings — disclosure to service providers subject to confidentiality and trading restrictions.  UBS Global AM, for legitimate business purposes, may disclose a fund’s complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or a fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information pursuant to the terms of the service agreement between the Service Provider and a fund or UBS Global AM, or the terms of the confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a Trust officer or the General Counsel or an Associate General Counsel within the Legal and Compliance Departments of UBS Global AM.

Complete portfolio holdings — disclosure to UBS Global AM affiliates and certain fiduciaries subject to confidentiality and trading restrictions.  A fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of a fund or by an attorney in the Legal and Compliance Departments of UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under UBS Global AM’s code of ethics, a fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the code of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to a fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or a fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a fund’s current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on

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which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by the UBS Global AMLegal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to a fund and its shareholders and the legitimate business purposes served by such disclosure.

Complete and partial portfolio holdings — arrangements to disclose to Service Providers and Fiduciaries.  As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the funds have arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the funds are:

•	State Street Bank and Trust Company, each fund’s custodian, receives portfolio holdings information daily on a real-time basis.

•	Ernst & Young LLP, each fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semi-annual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP for semi-annual reporting purposes. Ernst & Young LLP also receives portfolio holdings information once a year at a month-end for annual audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young LLP.

•	The rating agencies of Morningstar, Standard & Poor’s and Lipper receive portfolio holdings information on a monthly basis so that each fund may be included in each rating agency’s industry reports and other materials. There is a 30-day lag (5-days with respect to Standard & Poor’s) between the date of the portfolio holdings information and the date on which the information is disclosed to the rating agencies.

•	A limited number of financial printers used by each fund to print and file its annual and semi-annual shareholder reports and other regulatory materials. There is at least a three week lag between the date of the portfolio holdings information and the date on which the information is disclosed to the parties.

•	Institutional Shareholder Services Inc. receives portfolio holdings information daily on a real-time basis in connection with proxy voting and class action claims processing services provided to the funds.

Complete and partial portfolio holdings — disclosure to broker-dealers in the normal course of managing fund assets. An investment advisor, administrator or custodian for a fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund to one or more broker dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning a fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of a fund or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the fund, or an attorney in the UBS Global AM Legal and Compliance Departments. A fund has not given its consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by a fund’s board. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the fund, its shareholders, and the legitimate fund purposes served by such disclosure.

Complete and partial portfolio holdings — disclosure as required by applicable law.  Fund portfolio holdings and other investment positions comprising a fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to,

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disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings). The UBS Global AM Legal Department must authorize the disclosure of portfolio holdings information when required for a legal or regulatory purpose. The UBS Global AM Legal Department may not be able to prevent or place restrictions on the disclosure of a fund’s portfolio holdings when compelled by law or regulation to provide such information, even if the UBS Global AM Legal Department determines that such disclosure may not be in the best interest of fund shareholders or that a material conflict of interest is present or appears to be present. However, the UBS Global AM Legal Department will attempt to monitor the use of any fund portfolio holdings information disclosed as required by law or regulation.

Disclosure of non-material information. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal and Compliance Departments’ representatives (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to a fund or its portfolio holdings and/or other investment positions (collectively, “commentary and analysis”) or any changes in the portfolio holdings of a fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information and complies with the portfolio holdings disclosure policies and procedures described above.

An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a fund. Nonexclusive examples of commentary and analysis about a fund include (i) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

“Approved Representatives” include persons employed by or associated with UBS Global AM who have been authorized by the Legal and Compliance Departments of UBS Global AM to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

Prohibitions on disclosure of portfolio holdings.  No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

Prohibitions on receipt of compensation or other consideration.  The portfolio holdings disclosure policies and procedures prohibit a fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

18

Organization of the Trust; trustees and officers;
principal holders and management ownership of securities

UBS Money Series (the “Trust”) was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently offers to the public eleven series, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The Trust has authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

The Trust is governed by a board of trustees, which oversees its funds’ operations. Each trustee serves an indefinite term of office. The tables below show, for each trustee (sometimes referred to as “board member”) and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

Interested trustee
Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 30 investment companies (consisting of 59 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and SAPPI, Ltd. (producer of paper).

19

Independent trustees
Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).	Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was Deputy Chief Executive Officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Richard R. Burt; 60 Kissinger McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and risk management firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

20

Term of
		office† and		Number of
	Position(s)	length	Principal	portfolios in fund	Other
	held with	of time	occupation(s)	complex overseen	directorships
Name, address, and age	Trust	served	during past 5 years	by trustee	held by trustee

Bernard H. Garil; 67 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub- advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the President and Director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (2001-2007).	Ms. Higgins is a director or trustee of 17 investment companies (consisting of 46 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub- advisor or manager.	None

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

21

Officers
Term ofoffice†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Joseph J. Allessie*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, UBS Global AM—Americas region”) (since 2005). Prior to joining UBS Global AM—Americas region he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of Global Asset Management (USA) Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2001) and head of the US mutual fund finance department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

22

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global AM—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

23

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Michael H. Markowitz**; 42	Vice President	Since 1998	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of six investment companies (consisting of 34 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region he was assistant general counsel at J.P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy D. Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 33	Vice President	Since 2001	Mr. Sabatino is a director and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of two investment companies (consisting of 14 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

24

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was Chief Administrative Officer for the Legg Mason Partners Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

25

Term of office†
	Position(s) held	and length of
Name, address, and age	with Trust	time served	Principal occupation(s) during past 5 years

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the Head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was Head of UBS Global Asset Management—Asia Pacific (2002-2004) covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001-2004); Representative Director and President of UBS Global Asset Management (Japan) Ltd. (2000-2004); and member of the board of Mitsubishi Corp. – UBS Realty Inc. (2000-2004). Mr. Sotorp is President of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 46	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

26

Information about trustee ownership of funds’ shares
Aggregate dollar range of equity
securities in all registered investment
companies overseen by trustee for
	Dollar range of equity	Dollar range of equity	which UBS Global AM or an affiliate
	securities in UBS Select	securities in UBS Select	serves as investment advisor,
Trustee	Prime Institutional Fund†	Treasury Institutional Fund†	sub-advisor or manager†

Interested trustee

Meyer Feldberg	None	None	Over $100,000

Independent trustees

Richard Q. Armstrong	None	None	Over $100,000

Alan S. Bernikow	None	None	Over $100,000

Richard R. Burt	None	None	Over $100,000

Bernard H. Garil	None	None	Over $100,000

Heather R. Higgins	None	None	Over $100,000

†	Information regarding ownership is as of December 31, 2006. Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. Accordingly, the trustees did not own shares of those funds.

Committees
The Trust has an Audit Committee and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Trustees (as defined herein). Alan S. Bernikow is chairperson of the Audit Committee. The following Independent Trustees are members of the Nominating and Corporate Governance Committee: Richard R. Burt (Chairman), Heather R. Higgins and Bernard H. Garil.

The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund’s audit; (ii) overseeing a fund’s accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund’s independent registered public accounting firm, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund’s independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent registered public accounting firm; inquiring as to a fund’s qualification under Subchapter M of the internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund’s audit or determining whether a fund’s financial statements are complete and accurate and are in accordance with US generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds’ fiscal year ended April 30, 2007, the Audit Committee held five meetings.

The Trust’s board has also established a Nominating and Corporate Governance Committee that acts pursuant to a written charter. The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated

27

as additional Independent Trustees of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee held two meetings during the fiscal year ended April 30, 2007. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the Trust at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s résumé or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.

Information about independent trustee ownership of securities issued by
UBS Global AM or any company controlling, controlled by or
under common control with UBS Global AM
As of December 31, 2006, the Independent Trustees and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

Compensation
Each Independent Trustee receives, in the aggregate from the UBS Global AM funds he or she oversees, an annual retainer of $95,000 and a $13,000 fee for each regular joint meeting of the boards of those funds (and each in-person special joint meeting of the boards of those funds) actually attended. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Trustees who participate in previously scheduled in-person joint meetings of the boards of the UBS Global AM funds by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each Independent Trustee receives from the relevant fund $2,000 for each special in-person meeting (not held as a joint meeting) of the board of that fund actually attended where a fund’s board must meet separately from the regularly scheduled joint board meetings. Independent Trustees who participate in scheduled telephonic meetings of the board(s) of one or more funds are paid $1,000 for each such meeting actually attended.

The board’s Chairman receives annually an additional $50,000; the chairperson of the Audit Committee receives annually an additional $35,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually an additional $25,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. Independent Trustees who are also members of the Audit Committee and/or Nominating and Corporate Governance Committee are paid $2,000 for each meeting of such Committee actually attended, provided that such meeting is not held in conjunction with a regularly scheduled board meeting. The foregoing fees are allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i)one-half of the expense is allocated pro rata based on the funds’ relative net assets at the end of the calendar quarter preceding the date of payment; and (ii)one-half of the expense is allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings. Professor Feldberg, an interested person, is compensated by management.

The table below includes certain information relating to the compensation of the Trust’s current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.

28

Compensation table†
	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free
	Institutional	Institutional	Institutional
Name of person, position	Fund*	Fund*	Fund**

Richard Q. Armstrong, Trustee	$23,402.36	$4,892.14	$652
Alan S. Bernikow, Trustee	21,730.00	4,542.72	606
Richard R. Burt, Trustee	21,065.74	4,407.52	588
Meyer Feldberg, Trustee††	—	—	—
Bernard H. Garil, Trustee	18,278.43	3,825.14	510
Heather R. Higgins, Trustee	18,278.43	3,825.14	510

	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free
	Preferred	Preferred	Preferred
Name of person, position	Fund**	Fund**	Fund**

Richard Q. Armstrong, Trustee	$1,114	$245	$489
Alan S. Bernikow, Trustee	1,034	227	454
Richard R. Burt, Trustee	1,003	220	441
Meyer Feldberg, Trustee††	—	—	—
Bernard H. Garil, Trustee	870	191	383
Heather R. Higgins, Trustee	870	191	383

	UBS Select	UBS Select	UBS Select
	Prime	Treasury	Tax-Free	Total compansation
	Investor	Investor	Investor	from the Trust and
Name of person, position	Fund**	Fund**	Fund**	the fund complex***

Richard Q. Armstrong, Trustee	$98	$49	$163	$208,250.00
Alan S. Bernikow, Trustee	91	45	151	154,805.56
Richard R. Burt, Trustee	88	44	147	185,750.00
Meyer Feldberg, Trustee††	—	—	—	128,250.00
Bernard H. Garil, Trustee	77	38	128	132,250.00
Heather R. Higgins, Trustee	77	38	128	132,250.00

†	Only Independent Trustees are compensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor or manager; trustees who are “interested persons,” as defined by the Investment Company Act, do not receive compensation from the UBS Global AM funds.

††	Professor Feldberg is an “interested person” of the funds by virtue of his position as senior advisor with Morgan Stanley. As such, Professor Feldberg is not compensated by the funds for which UBS Global AM serves as investment advisor, sub-advisor, or manager. The compensation amounts listed in the compensation table for Professor Feldberg represent only those amounts paid by other funds within the fund complex for which UBS Global AM does not serve as investment advisor, sub-advisor or manager. Professor Feldberg is compensated by UBS Global AM with respect to his service on the Trust’s board.

*	Represents fees paid to each trustee during the fiscal year ended April 30, 2007.

**	Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not commenced operations. Accordingly, these figures are an estimate of future payments for those funds’ first fiscal year projected for the period of August 28, 2007 through April 30, 2008.

***	Represents fees paid during the calendar year ended December 31, 2006 to each board member by: (a) 17 investment companies in the case of Messrs. Armstrong, Bernikow, Burt, Garil and Ms. Higgins; and (b) 30 investment companies in the case of Professor Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

29

Principal holders and management ownership of securities
 As of August 1, 2007, trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund.

As of August 1, 2007, approximately 100% of UBS Select Treasury Institutional Fund’s outstanding shares and 85% of UBS Select Prime Institutional Fund’s outstanding shares were held of record by UBS Financial Services Inc. on behalf of the beneficial owners. As of August 1, 2007, the Trust’s records showed the following shareholders as owning more than 5% of a fund’s shares. Except as listed below, the Trust does not know of any other person who owns beneficially 5% or more of a fund’s shares.

Fund	Name and address*	Percentage of shares beneficially owned as of August 1, 2007

UBS Select Treasury Institutional Fund	UBS Financial Services, Inc. FBO Mooney Enterprises LLC	11.84%

UBS Select Treasury Institutional Fund	UBS Financial Services, Inc. FBO Mooney Ventures LLC	5.99%

UBS Select Treasury Institutional Fund	UBS Financial Services, Inc. FBO Maritime Administration & Seacore Offshore Inc. CRF Acct	5.70%

*	The shareholders listed may be contacted c/o UBS Global Asset Management (US) Inc., Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

UBS Global AM is providing an initial investment of $200 million in the master fund in which each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund invests. This initial investment is being made through an investment in UBS Select Tax-Free Institutional Fund and UBS Select Tax-Free Preferred Fund. UBS Global AM intends to withdraw its initial investment as the master fund grows through investments by public investors. UBS Global AM expects to have redeemed its entire interest in the master fund within a few months of its commencement of operations. For so long as UBS Global AM has a greater than 25% interest in each of UBS Select Tax-Free Institutional Fund and UBS Select Tax-Free Preferred Fund, UBS Americas Inc., its direct parent, may be deemed to be a “control person” of those funds for purposes of the Investment Company Act of 1940, as amended. UBS Global AM, a wholly-owned indirect subsidiary of UBS AG, is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019 and at One North Wacker Drive, Chicago, IL 60606.

Investment advisory, administration and principal underwriting arrangements

Investment advisory and administration arrangements—master level.  UBS Global AM acts as investment advisor and administrator for the master funds in which the funds invest their assets. Pursuant to an investment management contract with respect to each master fund (the “Management Contract”), each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.100% of the fund’s average daily net assets up to and including $30 billion; 0.0975% of the fund’s average daily net assets above $30 billion up to and including $40 billion; 0.0950% of the fund’s average daily net assets above $40 billion up to and including $50 billion; 0.0925% of the fund’s average daily net assets above $50 billion up to and including $60 billion and 0.0900% of the fund’s average daily net assets above $60 billion.

Under the terms of the Management Contract, UBS Global AM bears all expenses incurred in a fund’s operation other than the fee payable under the Management Contract, fees and expenses (including counsel fees) of the Independent Trustees, interest, taxes, the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by a fund and any losses incurred in

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connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a fund is a party and of indemnifying officers and trustees of the trust).

Expenses borne by UBS Global AM under the Management Contract include the following (or a fund’s share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (11) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (12) the cost of investment company literature and other publications provided to the trustees and officers, (13) costs of mailing, stationery and communications equipment, (14) expenses incident to any dividend, withdrawal or redemption options, (15) charges and expenses of any outside pricing service used to value portfolio securities, and (16) interest on borrowings.

The Management Contract is terminable (1) by a corresponding master fund by vote of the Master Trust’s board or by the holders of a majority of the outstanding voting securities of that master fund at any time without penalty, on 60 days’ written notice to UBS Global AM, and (2) by UBS Global AM at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.

Administration arrangements—feeder level.  UBS Global AM acts as administrator of the feeder funds pursuant to an administration contract with respect to each feeder fund (each an “Administration Contract”). Under the Administration Contract, each feeder fund pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.08% of its average daily net assets.

Expenses borne by UBS Global AM under an Administration Contract include the following (or a fund’s share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds, (6) legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates, if any, (9) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (13) the cost of investment company literature and other publications provided to the trustees and officers; (14) costs of mailing, stationery and communications equipment; (15) expenses incident to any dividend, withdrawal or redemption options; and (16) interest on borrowings.

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Although UBS Global AM is not obligated to pay the ordinary fees and expenses of the Independent Trustees, both the Management Contract at the master level and the Administration Contract at the feeder level require that UBS Global AM reduce its advisory and administrative fees by an amount equal to those fees and expenses.

Prior investment advisory and administration arrangements.  Prior to the conversion of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund into feeder funds, UBS Global AM acted as investment advisor and administrator for those funds pursuant to advisory and administration contracts with respect to each fund (the “Advisory and Administration Contracts”). Under the Advisory and Administration Contracts, each fund paid UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of each fund’s average daily net assets.

During each of the fiscal years indicated, each of UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund paid (or accrued) to UBS Global AM or UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), the funds’ previous investment advisor, the following fees under the Advisory and Administration Contracts, after giving effect to the following amounts in fee waivers and/or other credits.

	Fiscal year ended April 30,

	2007	2006	2005

UBS Select Prime Institutional Fund
Fee amount paid (or accrued) after waivers or credits	$15,209,073	$10,945,811[1]	$12,072,413
Fee amount waived	—	—	—
Other credits (Independent Trustee fees and expenses)[2]	112,306	69,940	83,724

UBS Select Treasury Institutional Fund
Fee amount paid (or accrued) after waivers or credits	1,474,739	751,526 [3]	683,820
Fee amount waived	—	—	—
Other credits (Independent Trustee fees and expenses)[2]	23,427	15,979	13,363

1	Amount represents $9,959,503 in fees paid to UBS Global AM (US), the fund’s prior investment advisor, from the period May 1, 2005 through March 31, 2006; and $986,308 in fees paid to UBS Global AM from the period April 1, 2006 through April 30, 2006.
2	UBS Global AM is contractually obligated to reduce its management fee by an amount equal to the ordinary fees and expenses payable to the Independent Trustees by the fund.
3	Amount represents $670,029 in fees paid to UBS Global AM (US), the fund’s prior investment advisor, from the period May 1, 2005 through March 31, 2006; and $81,497 in fees paid to UBS Global AM from the period April 1, 2006 through April 30, 2006.

Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. As a result, no fees were paid by those funds (or their corresponding master funds) to UBS Global AM or UBS Global AM (US) for the fiscal years ended April 30, 2007, 2006, or 2005.

Proxy voting policies and procedures. The board believes that the voting of proxies on securities held by a fund is an important element of the overall investment process. As such, the board has delegated the responsibility to vote such proxies to UBS Global AM, the master funds’ investment advisor. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about the master funds’ proxy voting decisions during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, by calling 1-800-647 1568, or through the online EDGAR database on the SEC’s Web site (http://www.sec.gov).

UBS Global AM’s proxy voting policy is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies

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issuing securities held by its clients to act as stewards of the financial assets of those companies, and to exercise good judgment and practice diligent oversight with respect to the management of those companies. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances, and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance.

When UBS Global AM’s view of a company’s management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM’s proxy voting policy.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

Principal underwriting arrangements. UBS Global AM (US) acts as the principal underwriter for each feeder fund pursuant to separate principal underwriting contracts with the Trust covering those funds (each a “Principal Underwriting Contract”). Each Principal Underwriting Contract requires UBS Global AM (US) to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the funds are offered continuously. UBS Global AM (US) enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

UBS Global AM (US) may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. These payments generally will not exceed the annual rate of 0.04% of the value of a fund’s shares sold as a result of such selling efforts; however, UBS Global AM (US) may pay firms a higher fee on certain very large omnibus accounts, up to the annual rate of 0.05% for a single account with assets of $1 billion or more. Payments to affiliated and unaffiliated dealers are made by UBS Global AM (US) out of its own resources, and the value of a shareholder’s investment in a fund will be unaffected by these payments.

UBS Global AM (US) (not the funds) may pay fees to entities that make shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of shares held through, or in connection with, the entity, and will be paid monthly. UBS Global AM (US) may pay affiliated or unaffiliated dealers a finder’s fee at the annual rate of 0.01% where (1) UBS Global AM (US) is paying shareholder servicing fees to a separate entity that makes shares available to others, and (2) the assets in this type of account reach at least $1.5 billion.

UBS Global AM (US) is located at 51 West 52nd Street, New York, New York 10019-6114. Payments by each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund to compensate UBS Global AM (US) for certain expenses incurred in connection with its activities in providing certain shareholder services are authorized under the Principal Underwriting Contract and made in accordance with a related service plan (the “Plan”) adopted by the Trust with respect to those funds in the manner prescribed by Rule 12b-1 under the Investment Company Act.

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Under the Plan pertaining to UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act, the funds pay UBS Global AM (US) a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each fund. UBS Global AM (US) may reallow any or all of the service fees to such dealers as UBS Global AM (US) may from time to time determine consistent with the terms of the Plan.

UBS Global AM (US) uses the service fees under the Plan primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer. Each dealer then offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

The Plan and the Principal Underwriting Contracts specify that UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund must pay service fees to UBS Global AM (US) for its service-related activities, not as reimbursement for specific expenses incurred. Therefore, even if the service expenses of UBS Global AM (US) exceed the service fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if the service expenses of UBS Global AM (US) are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service fees received or accrued through the termination date of the Plan will be the sole responsibility of UBS Global AM (US) and not that of the fund. Annually, the board reviews the Plan and the corresponding expenses of UBS Global AM (US) for each of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund separately.

Among other things, the Plan provides that (1) UBS Global AM (US) will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not “interested persons” of a fund and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not “interested persons” of a fund shall be committed to the discretion of the trustees who are not “interested persons” of a fund.

In reporting amounts expended under the Plan to the board, UBS Global AM (US) allocates among UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund the expenses attributable to the sale of each fund. The fees paid by one fund will not be used to subsidize the sale of another fund’s shares.

Prior to the date of this SAI, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. Accordingly, the funds did not pay (or accrue) to UBS Global AM (US) service fees for the fiscal year ended April 30, 2007. Neither did the funds incur shareholder service-related expenses during the fiscal year ended April 30, 2007.

In approving the Plan, the board considered the anticipated benefits to the funds and their shareholders. With regard to the Plan, the board considered, as relevant (1) the belief of UBS Global AM (US) that the service fees would be attractive to dealers and financial advisors, resulting in greater growth of the funds than might otherwise be the case, (2) the services provided to the funds and their shareholders by UBS Global AM (US), (3) the services provided by intermediaries pursuant to each shareholder servicing agreement with UBS Global AM (US), and (4) the shareholder service-related expenses and costs of UBS Global AM (US).

With respect to the Plan, the board considered the compensation that UBS Global AM (US) would receive under the Plan and the Principal Underwriting Contracts. The board also considered the benefits that would accrue to UBS Global AM (US) under the Plan in that UBS Global AM (US) or an affiliate would receive

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service, management and administration fees that are calculated based upon a percentage of the average net assets of each fund. These fees would increase if the Plan were successful and the funds attained and maintained significant asset levels.

UBS Global AM (US) may also make cash and non-cash payments to broker-dealers and other financial intermediaries (collectively, “Financial Intermediaries”), subject to UBS Global AM (US)’s internal policies and procedures. UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM (US). UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services. UBS Global AM (US) is located at 51 West 52nd Street, New York, New York 10019-6114.

Securities lending.  During the fiscal year ended April 30, 2007, UBS Select Treasury Institutional Fund earned $95,595 for lending its securities and paid (or accrued) $31,589 to UBS Securities LLC for its services as securities lending agent. During the fiscal year ended April 30, 2006, UBS Select Treasury Institutional Fund earned $108,700 for lending its securities and paid (or accrued) $32,477 to UBS Securities LLC for its services as securities lending agent. During the fiscal year ended April 30, 2005, UBS Select Treasury Fund earned $79,286 for lending its securities and paid (or accrued) $26,386 to UBS Securities LLC for its service as securities lending agent.

UBS Select Prime Institutional Fund earned $3,270 for lending its securities during the fiscal year ended April 30, 2007, and paid $1,209 to UBS Securities LLC for its services as securities lending agent. UBS Select Prime Institutional Fund paid no fees to UBS Securities LLC or UBS Financial Services Inc. or their affiliates for their services as securities lending agents for the fiscal year ended April 30, 2006, because UBS Select Prime Institutional Fund did not engage in any securities lending activities during that time period. The fund earned $2,582 for lending its securities during the fiscal year ended April 30, 2005, and paid $922 to UBS Securities LLC for its services as securities lending agent.

Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. Accordingly, no compensation was paid to UBS Financial Services Inc. or UBS Securities LLC by those funds (or their corresponding master funds) for the fiscal year ended April 30, 2007.

Portfolio transactions

The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

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For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

Research services and information received from brokers or dealers are supplemental to UBS Global AM’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.

During the fiscal years ended April 30, 2007, 2006 and 2005, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund paid no brokerage commissions. Therefore, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund have not allocated any brokerage transactions for research, analysis, advice and similar services. Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. Accordingly, those funds (or their corresponding master funds) paid no brokerage commissions during the fiscal years ended April 30, 2007, 2006 and 2005, and have not allocated any brokerage transactions for research, analysis, advice and similar services.

Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

As of April 30, 2007, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund owned securities issued by the following companies which are regular broker-dealers for the funds:

UBS Select Prime Institutional Fund

Issuer	Type of security	Value

Societe Generale	Time Deposit	$137,000,000
Deutsche Bank AG	Certificate of Deposit	187,000,000
JPMorgan Chase & Co.	Commercial Paper	148,908,333
Societe Generale NA, Inc.	Commercial Paper	148,233,594
Morgan Stanley	Commercial Paper	40,000,000
Banc of America Securities LLC	Master Notes	150,000,000
Bear Stearns Cos, Inc.	Master Notes	91,000,000
Citigroup Financial Products	Repurchase Agreement	385,000,000
Deutsche Bank Securities, Inc.	Repurchase Agreement	150,000,000
Goldman Sachs Mortgage Corp.	Repurchase Agreement	215,000,000
Lehman Commercial Paper Inc.	Repurchase Agreement	445,000,000
Goldman Sachs & Co.	Repurchase Agreement	100,000,000

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UBS Select Treasury Institutional Fund

Issuer	Type of security	Value

Banc of America	Repurchase Agreement	$140,000,000
Bear Stearns & Co.	Repurchase Agreement	140,000,000
Deutsche Bank Securities, Inc.	Repurchase Agreement	118,900,000
Lehman Brothers Inc.	Repurchase Agreement	140,000,000
Merrill Lynch & Co.	Repurchase Agreement	140,000,000
Morgan Stanley & Co.	Repurchase Agreement	140,000,000

Prior to the date of this SAI, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS

Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations. Accordingly, none of these funds (or their corresponding master funds) owned securities issued by regular broker-dealers for the funds.

Additional information regarding redemptions; financial institutions

Additional redemption information.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of each fund’s portfolio at the time, although the funds attempt to maintain a constant net asset value of $1.00 per share.

If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund’s net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash.

Financial institutions.  The funds may authorize financial institutions and their delegates or agents to accept on the funds’ behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on a fund’s net asset value next computed after receipt of the order by the financial institutions and their delegates or their agents.

Valuation of shares

Each fund uses its best efforts to maintain its net asset value at $1.00 per share. The funds’ net asset values per share are typically determined by the funds’ custodian, State Street Bank and Trust Company (“State Street”).

Each master fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 (“Rule”) under the Investment Company Act. To use amortized cost to value its portfolio securities, a master fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the master funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

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The master funds’ board has established procedures (“Procedures”) for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a master fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each master fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US-dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

In determining the approximate market value of portfolio investments, the master funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Master Trust’s board.

Taxes

Qualification as a regulated investment company.  Each feeder fund intends to qualify or to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. To so qualify, each feeder fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the feeder fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, net income derived from an interest in a qualified publicly-traded partnership and certain other income; (2) at the close of each quarter of the feeder fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the feeder fund’s total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the feeder fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer, in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly-traded partnerships.

By qualifying for treatment as a RIC, the feeder fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income and net tax-exempt income for the taxable year. If the feeder fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions (including distributions that would otherwise be “exempt interest dividends,” as discussed below) as dividends (that is, ordinary income) to the extent of the fund’s earnings and profits. In addition, the feeder fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

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Taxes on fund distributions.  Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by each fund from investments in debt securities and any net realized short-term capital gains distributed by each fund will be taxable to shareholders as ordinary income (except to the extent that such dividends are designated as exempt interest dividends) and will not be eligible for the dividends-received deduction for corporations. Due to their investment strategies, each feeder fund will not typically derive net long-term capital gains.

Although current tax law generally provides for a minimum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as these feeder funds investing primarily in bonds and other debt instruments via the master funds will not generally qualify for the lower tax rates.

Dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund (each a “municipal money market fund”) will generally qualify as “exempt-interest dividends,” and thus will be excludable from gross income by its shareholders, if the fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including their proportionate share of investments made through investment in a master fund) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Internal Revenue Code. Each municipal money market fund intends to continue to satisfy this requirement. The aggregate amount annually designated by a municipal money market fund as exempt-interest dividends may not exceed its interest for the year that is excludable under Section 103(a) (including their proportionate share of such interest earned by a master fund) over certain amounts disallowed as deductions.

It should be noted that dividends paid by each of UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund will generally be subject to applicable state and local income taxes.

Tax-exempt interest attributable to certain PABs (including, in the case of a municipal money market fund receiving interest on those bonds, a proportionate part of the exempt-interest dividends it pays) is an item of tax preference for purposes of the federal alternative minimum tax (“AMT”). Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether a municipal money market fund’s tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described in this SAI.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by IDBs or PABs should consult their tax advisers before purchasing shares of a municipal money market fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of IDBs or PABs.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a municipal money market fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the municipal money market funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient’s income exceeds the established amounts.

If a municipal money market fund invests in any instruments that generate taxable income, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the “actual earned” method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if a municipal money market fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

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Each municipal money market fund may invest (through their investment in a master fund) in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) (“municipal market discount bonds”). If a bond’s market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond’s accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a municipal money market fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to nonresidents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available. Exempt-interest dividends paid by the municipal money market funds are not subject to withholding.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

The foregoing is a general, abbreviated summary of certain provisions of the federal tax laws currently in effect as they directly govern the taxation of shareholders of each fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal tax matters.

Tax treatment of master funds.  Each master fund will be treated as a non-publicly traded partnership for federal income tax purposes rather than as a RIC or a corporation under the Internal Revenue Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a corresponding master fund will be deemed to have been realized (i.e., “passed through”) to its shareholders (including a fund) regardless of whether any amounts are actually distributed by the master fund. Each shareholder in a master fund will be taxed on such share, as determined in accordance with the governing instruments of the master fund, the Internal Revenue Code and applicable regulations, in determining such shareholder’s federal income tax liability. Therefore, to the extent that a master fund were to accrue but not distribute any income or gains, a fund investing in the master fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master funds will seek to minimize recognition by its shareholders (including the funds) of income and gains without a corresponding distribution. Furthermore, each master fund’s assets, income and distributions will be managed in such a way that a shareholder in a master fund will be able to continue to qualify as a RIC by investing its assets through the master fund.

Other information

Delaware statutory trust.  Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation’s shareholders, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust’s Trust Instrument disclaims shareholder liability for acts or obligations of the Trust or its funds.

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The Trust Instrument provides for indemnification from each fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of a fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

Voting rights.  Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the shares is required by law.

UBS Money Series does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of UBS Money Series may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the UBS Money Series.

Prior names.  Prior to August 28, 2007, UBS Select Prime Institutional Fund was known as “UBS Select Money Market Fund”, and UBS Select Treasury Institutional Fund was known as “UBS Select Treasury Fund.” Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as “Brinson Select Money Market Fund.” Prior to May 9, 2001, UBS Money Series was known as “Mitchell Hutchins LIR Money Series,” and UBS Select Money Market Fund was known as “Mitchell Hutchins LIR Select Money Fund.” Prior to July 28, 1999, UBS Money Series was known as “Mitchell Hutchins Institutional Series.” Prior to August 28, 2007, the shares issued by UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund had the designation “Institutional shares.”

Custodian; transfer and dividend agent. State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02206-5501, is custodian of the master funds’ assets. PFPC, a subsidiary of PNC Bank, N.A., located at P.O. Box 9786, Providence, RI 02940, serves as each fund’s transfer and dividend disbursing agent.

Counsel.  The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

Independent registered public accounting firm.  Ernst & Young LLP, Five Times Square, New York, NY 10036, serves as independent registered public accounting firm for the funds.

Financial statements

The Annual Report to Shareholders for UBS Select Prime Institutional Fund (formerly UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (formerly UBS Select Treasury Fund) for the last fiscal year ended April 30, 2007 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by this reference in this SAI. UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund had not yet commenced operations as of the date of this SAI. Accordingly, no financial statements are available for those funds.

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You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.

©2007 UBS Global Asset Management (US) Inc.
All rights reserved.